Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages, salaries and bonuses	$ 317,668	$ 288,015
Share-based compensation	3,024	4,448
Total employee compensation and benefit expenses	320,692	292,463
Less: Expensed within Care and Maintenance expenses	(37,695)	0
Less: Expensed within General and Administrative expenses	(17,180)	(16,156)
Less: Expensed within Exploration expenses	(3,064)	(4,623)
Employee compensation and benefits expenses included in production costs	$ 262,753	$ 271,684